Investments in Associates and Joint Ventures - Market Price of Investments in Listed Associates (Detail) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩) ₩ / shares shares	Dec. 31, 2020 KRW (₩) ₩ / shares shares	Dec. 31, 2020 $ / shares
NanoEnTek, Inc. [member]
Disclosure of associates [Line Items]
Market price per share | ₩ / shares		₩ 8,620
Number of shares | shares		7,600,649
Market value | ₩		₩ 65,518
SK hynix Inc. [member]
Disclosure of associates [Line Items]
Market price per share | ₩ / shares		₩ 118,500
Number of shares | shares		146,100,000
Market value | ₩		₩ 17,312,850
S.M. Culture & Contents Co., Ltd [member]
Disclosure of associates [Line Items]
Market price per share | ₩ / shares	₩ 4,485	₩ 1,630
Number of shares | shares	22,033,898	22,033,898
Market value | ₩	₩ 98,822	₩ 35,915
NANOXIMAGING Ltd [Member]
Disclosure of associates [Line Items]
Market price per share | (per share)		₩ 49,678	$ 45.66
Number of shares | shares		2,607,466
Market value | ₩		₩ 129,534